SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements other than as described below.

On July 1, 2022, ACE and Tempo entered into the Merger Agreement Amendment, pursuant to which the parties agreed, among other things, to (i) reduce the Base Purchase Price from $658,434,783 to $488,375,000, (ii) increase the number of Tempo Earnout

Shares from 7,500,000 to 10,000,000, which will vest in two equal tranches of 5,000,000 shares based on Domesticated ACE reaching $10.0 million in EBITDA and $50.0 million in revenue in any quarter during the five-year period following the closing date of the Tempo Business Combination, (iii) remove certain covenants and other obligations of the parties relating to the employee stock purchase plan contemplated by the Merger Agreement and (iv) extend the outside date of the Merger Agreement to November 13, 2022.

On August 12, 2022, ACE, Merger Sub and Tempo entered into the Merger Agreement, pursuant to which the parties agreed, among other things, to (i) reduce the Base Purchase Price from $488,375,000 to $235,000,000, (ii) reduce the number of Tempo Earnout Shares from 10,000,000 to 7,000,000, which will vest in two equal tranches of 3,500,000 shares based on Domesticated ACE reaching $5.0 million in Adjusted EBITDA (as defined in the Merger Agreement) and $15.0 million in revenue in any quarter during the five-year period following the closing date, (iii) remove terms relating to the proposed acquisitions by Tempo of each of Whizz and Compass, (iv) reduce the minimum cash condition from $320.0 million to $10.0 million and (v) extend the outside date of the Merger Agreement to December 13, 2022. Pursuant to the Merger Agreement, all outstanding shares of Tempo common stock (after giving effect to the Company Preferred Conversion (as defined in the Merger Agreement)) as of immediately prior to the closing, and, together with shares of Tempo common stock reserved in respect of Tempo options as of immediately prior to the closing that will be converted into awards based on Domesticated ACE common stock, will be cancelled in exchange for the right to receive, or the reservation of (in the case of Tempo options, if and to the extent earned and subject to their respective terms), an aggregate of approximately 23,500,000 shares of Domesticated ACE common stock (at a deemed value of $10.00 per share) equal to the quotient obtained by dividing (i) the Base Purchase Price by (ii) $10.00, including, as applicable, a number of Tempo Earnout Shares.

On July 1, 2022, ACE, Tempo and AEPI entered into the Bridge Note, pursuant to which AEPI agreed to loan to Tempo up to an aggregate principal amount of $5,000,000, $2,500,000 of which was advanced to Tempo prior to the date of the Bridge Note. Upon the closing of the Tempo Business Combination, the Bridge Note Drawn Amount will automatically convert in full into the Bridge Note Conversion Shares, and the Bridge Note shall be deemed to have been paid in full. The Bridge Note has an interest rate of 12% per annum, payable in-kind by increasing the outstanding principal amount of the Bridge Note. Interest shall be deemed to have commenced on May 19, 2022. The Bridge Note may not be prepaid without AEPI’s written consent and prior to payment of all amounts owed under any Fee Deferral Agreements. The Bridge Note is subordinated in right of payment to the prior payment in full of all Senior Indebtedness and all amounts owed under any Fee Deferral Agreements.

In connection with the entry into the Bridge Note, on July 1, 2022, AEPI and ACE entered into the Bridge Subscription Agreement, pursuant to which AEPI agreed, at the closing of the Tempo Business Combination, to subscribe for up to 500,000 shares of Domesticated ACE common stock at a purchase price of $10.00 per share. The number of shares AEPI has committed to purchase will be automatically reduced in an amount equal to (a) the difference between $5,000,000 and the Bridge Note Drawn Amount, divided by (b) $10.00, rounded up to the nearest whole share. Pursuant to the Bridge Subscription Agreement, ACE agreed to issue additional shares of Domesticated ACE common stock to AEPI in the event that the Adjustment Period VWAP (as defined in the Bridge Subscription Agreement) is less than $10.00 per share. In such case, AEPI will be entitled to receive a number of shares of Domesticated ACE common stock equal to the product of (x) the number of shares of Domesticated ACE common stock issued to AEPI at the closing of the subscription and held by AEPI on the Measurement Date, multiplied by (y) a fraction, (A) the numerator of which is $10.00, minus the Adjustment Period VWAP (as defined in the Bridge Subscription Agreement) and (B) the denominator of which is the Adjustment Period VWAP (as defined in the Bridge Subscription Agreement). In the event that the Adjustment Period VWAP (as defined in the Bridge Subscription Agreement) is less than $4.00, the Adjustment Period VWAP (as defined in the Bridge Subscription Agreement) shall be deemed to be $4.00.

On July 6, 2022, the Company entered into the Second A&R Subscription Agreements with each of the PIPE Investors. Pursuant to the Second A&R Subscription Agreements, among other things, the parties agreed to reduce the minimum Adjustment Period VWAP (as defined in the Second A&R Subscription Agreements) from $6.50 to $4.00. Additionally, the Company agreed (1) to issue 2,000,000 PIPE Incentive Shares to the PIPE Investors on a pro rata basis as an incentive to subscribe for and purchase the shares under the Second A&R Subscription Agreements, (2) that if the Adjustment Period VWAP is less than $10.00 per share, the number of additional shares each PIPE Investor will be entitled to receive shall be (i) (A) (x) the number of shares issued to such PIPE Investor at the closing of the subscription and held by such PIPE Investor on the Measurement Date (as defined in the Second A&R Subscription Agreements), times (y) $10.00, minus the Adjustment Period VWAP, minus (B) the number of PIPE Incentive Shares, times the Adjustment Period VWAP, divided by (ii) the Adjustment Period VWAP, and (3) to issue additional shares of Domesticated

ACE common stock to each PIPE Investor in the event that the Additional Period VWAP (as defined below) is less than the Adjustment Period VWAP. In such case, each PIPE Investor will be entitled to receive a number of shares of Domesticated ACE common stock equal to the lesser of (1) such PIPE Investor’s pro rata portion of 2,000,000 shares, and (2) (i) (A) (x) the number of shares issued to such PIPE Investor pursuant to such subscription agreement and held by such PIPE Investor on the last day of the Additional Period, times (y) the Adjustment Period VWAP, minus the Additional Period VWAP, minus (B) the number of PIPE Incentive Shares, times the Additional Period VWAP, divided by (ii) the Additional Period VWAP. Notwithstanding the foregoing, in the event that Domesticated ACE consummates a strategic transaction during the 15-month period beginning on the closing date, then the measurement date for the issuance of such additional shares shall be one day prior to the closing date of such strategic transaction, and the Additional Period VWAP will be deemed to equal the price per share paid or payable to the holders of outstanding shares of Domesticated ACE common stock in connection with such strategic transaction. If such price is payable in whole or in part in the form of consideration other than cash, the value of such consideration will be (a) with respect to any securities, (i) the average of the closing prices of the sales of such securities on all securities exchanges on which such securities are then listed, averaged over a period of 30 trading days ending on the day as of which such value is being determined and the 29 consecutive days preceding such day, or (ii) if the information contemplated by the preceding clause (i) is not practically available, then the fair value of such securities as of the date of valuation as determined in accordance with the succeeding clause (b), and (b) with respect to any other non-cash assets, the fair value thereof as of the date of valuation, as determined by an independent, nationally recognized valuation firm reasonably selected by Domesticated ACE, on the basis of an orderly sale to a willing, unaffiliated buyer in an arm’s-length transaction, taking into account all factors determinative of value as the investment banking firm determines relevant (and giving effect to any transfer taxes payable in connection with such sale).

One of the PIPE Investors’ subscription agreement provides that, if such PIPE Investor is an Eligible Investor (defined as any subscriber in the offering who is not a beneficial or record owner of ACE’s equity or an affiliate of ACE prior to the Initial Closing (as defined therein)), if, after the date of such subscription agreement, such PIPE Investor acquires ownership of Class A Ordinary Shares in the open market or in privately negotiated transactions with third parties (along with any related rights to redeem or convert such shares in connection with the redemption conducted by ACE in connection with the vote to approve the Tempo Business Combination (the “Tempo Redemption”)) at least five business days prior to ACE’s extraordinary general meeting to approve the Tempo Business Combination, and such PIPE Investor does not redeem or convert such shares in connection with the Tempo Redemption (including revoking any prior redemption or conversion elections made with respect to such shares) (such shares, “PIPE Non-Redeemed Shares”), the number of shares such PIPE Investor (only if an Eligible Investor) will be obligated to purchase under its subscription agreement shall be reduced by the number of PIPE Non-Redeemed Shares.

On July 6, 2022, the parties to the Original Sponsor Support Agreement entered into the SSA Amendment, pursuant to which, among other things, the Earnout Sponsors agreed, immediately prior to the Domestication, to contribute, transfer, assign, convey and deliver to the Company an aggregate of 5,595,000 founder shares in exchange for an aggregate of 3,595,000 Class A Ordinary Shares of the Company. Pursuant to the SSA Amendment, the Earnout Sponsors also agreed to subject an aggregate of 2,000,000 Sponsor Earnout Shares received in the SSA Exchange to certain earnout vesting conditions or, should such shares fail to vest, forfeiture to the Company for no consideration. On the earlier of (i) the date which is 15 months following the closing of the Tempo Business Combination and (ii) immediately prior to the closing of a strategic transaction, the Sponsor Earnout Shares will vest in an amount equal to (A) the number of Sponsor Earnout Shares, less (B) the number of Additional Period Shares, if any, issuable in the aggregate under the Second A&R Subscription Agreements. In the event of a strategic transaction, the holders of any vested Sponsor Earnout Shares will be eligible to participate in such strategic transaction with respect to such Sponsor Earnout Shares on the same terms, and subject to the same conditions, as the other holders of shares of Domesticated ACE common stock generally.

On August 12, 2022, the parties to the SSA Amendment entered into the Second SSA Amendment, pursuant to which the SSA Exchange was amended such that the Earnout Sponsors agreed, immediately prior to the Domestication, to contribute, transfer, assign, convey and deliver to ACE an aggregate of 5,595,000 founder shares in exchange for an aggregate of 3,095,000 Class A Ordinary Shares. Pursuant to the Second SSA Amendment, the Earnout Sponsors also agreed to reduce the number of Sponsor Earnout Shares to 500,000. On the earlier of (i) the date which is fifteen (15) months following the closing of the Tempo Business Combination and (ii) immediately prior to the closing of a strategic transaction, the Sponsor Earnout Shares will vest in an amount equal to (A) the number of Sponsor Earnout Shares, less (B) the number of Additional Period Shares (as defined therein), if any, issuable in the aggregate under the Third Amended and Restated Subscription Agreements into which ACE anticipates entering prior to the closing of the Tempo Business Combination. In the event of a strategic transaction, the holders of any vested Sponsor Earnout Shares will be eligible to participate in such strategic transaction with respect to such Sponsor Earnout Shares on the same terms, and subject to the same conditions, as the other holders of shares of Domesticated ACE common stock generally.

On July 12, 2022, the Company held an extraordinary general meeting to amend the Company’s Second Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination, (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem all of the Class A Ordinary Shares included as part of the units sold in the Company’s initial public offering from July 13, 2022, to October 13, 2022. In connection with such extension, a total of 813 shareholders elected to redeem an aggregate of 4,256,979 Class A Ordinary Shares, representing approximately 51.90% of the issued and outstanding Class A Ordinary Shares. As a result, approximately $43,349,494 was paid out of the Trust Account in connection with the redemptions.

On July 30, 2022, OCM delivered notice to ACE and Tempo of termination of the Subscription Agreement, effective immediately, which termination automatically terminated the side letters entered into by ACE and Tempo with each of OCM and Tor. As a result of such termination, if ACE consummates an initial business combination with or among Tempo, Compass, Whizz or any of their respective affiliates or subsidiaries, OCM will be entitled to a termination fee of 3.5% of the aggregate principal amount of the subscribed notes (approximately $7.0 million), to be paid by ACE immediately following and as a condition subsequent to the closing of such initial business combination.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2022, in connection with extension of the business combination period, the Sponsor agreed to contribute to the Company as a loan $0.03 for each Class A ordinary share of the Company that is not redeemed in connection with the shareholder vote to approve the Extension, for each month (or a pro rata portion thereof if less than a month) until the earlier of (i) the date of the extraordinary general meeting held in connection with the shareholder vote to approve the business combination between the Company and Tempo Automation, Inc. and (ii) $1.5 million has been loaned. The Contribution(s) will not bear any interest, and will be repayable by the Company to the Sponsor upon the earlier of the date by which the Company must complete an initial business combination and the consummation of the business combination between the Company and Tempo Automation, Inc.

On January 21, 2022, in connection with the extension of time to complete a business combination, shareholders of Class A Ordinary shares elected to redeem an aggregate of 14,797,723 Class A Ordinary Shares. As a result, approximately $148,079,821 was paid out of the Trust in connection with the redemptions.

On January 25, 2022 the Company voted to amend the Investment Management Trust Agreement entered into by the Company and the Trustee on July 27, 2020 (the “Trust Agreement”), to extend the business combination period from January 30, 2022, to July 13, 2022.